TAXES ON INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Israel	$ 102,013	$ 68,924	$ 38,941
Foreign	2,506	8,875	4,376
Loss before income taxes	$ 104,519	$ 77,799	$ 43,317